January 6, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, N.E.

Washington, D.C. 20549

Re:       Dreyfus Premier Worldwide Growth Fund, Inc.

                        - Dreyfus Worldwide Growth Fund

            File No.:  811-07512

            CIK No.: 0000897569

Dear Sir or Madam:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended October 31, 2015.

Please direct any questions or comments to the attention of the undersigned at (212) 922-8216.

Very truly yours,

/s/ Isaac Tamakloe

Isaac Tamakloe

Paralegal

IT/

Enclosures